UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [    ]; Amendment Number:  _____
This Amendment (Check only one.):  [    ] is a restatement.
                                   [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Promistar Trust Company
Address:   551 Main Street
           Johnstown, PA 15901

Form 13F File Number:    28-07668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mr. Kim Craig
Title:       Chairman, President and Chief Operating Officer
Phone:       814 536 2110

Signature, Place, and Date of Signing:

/s/ Kim Craig               Johnstown, Pennsylvania              May 14, 2001
-----------------           -----------------------              ------------


Report Type:

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                  2

Form 13F Information Table Entry Total:                             95

Form 13F Information Table Value Total:                             $131,215
                                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.         Form 13F File Number             Name

1           28-07666                         Promistar Financial Corporation
2           28-5411                          Promistar Investment Advisors, Inc.




                                                      FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE  SHARED   NONE
--------------               --------------     -----     --------  -------  ---  ----  -------  --------    ----  ------   ----

AMDOCS LTD                       ORD          G02602103       332      6935   SH         OTHER      1,2      6935       0      0
AOL TIME WARNER INC              COM          00184A105       771     19218   SH         OTHER      1,2     19218       0      0
ABBOTT LABS                      COM          002824100      3554     75349   SH         OTHER      1,2     74877      11    461
AGILENT TECHNOLOGIES INC         COM          00846U101       354     11544   SH         OTHER      1,2     11544       0      0
AMERICAN EXPRESS CO              COM          025816109       610     14778   SH         OTHER      1,2     14778       0      0
AMERICAN GENERAL CORP            COM          026351106       279      7296   SH         OTHER      1,2      7296       0      0
AMERICAN HOME PRODS CORP         COM          026609107       375      6389   SH         OTHER      1,2      6389       0      0
AMERICAN INTL GROUP INC          COM          026874107      5020     62363   SH         OTHER      1,2     61928      30    405
AMGEN INC                        COM          031162100      4679     77754   SH         OTHER      1,2     77754       0      0
AUTOMATIC DATA PROCESSING INC    COM          053015103      5083     93490   SH         OTHER      1,2     92719     200    571
BP AMOCO P L C                   SPONSERED    055622104       366      7396   SH         OTHER      1,2      7396       0      0
                                   ADR
BANK OF AMERICA CORPORATION      COM          060505104       341      6245   SH         OTHER      1,2      6245       0      0
BANKNORTH GROUP INC NEW          COM          06646R107       256     12892   SH         OTHER      1,2     12892       0      0
BEA SYS INC                      COM          073325102       392     13378   SH         OTHER      1,2     13378       0      0
BELLSOUTH CORP                   COM          079860102       245      6000   SH         OTHER      1,2      6000       0      0
CABLEVISION SYS CORP             CL A         12686C109       350      4988   SH         OTHER      1,2      4988       0      0
CALPINE CORP                     COM          131347106       538      9777   SH         OTHER      1,2      9777       0      0
CARDINAL HEALTH INC              COM          14149Y108       498      5152   SH         OTHER      1,2      5152       0      0
CENDANT CORP                     COM          151313103       677     46424   SH         OTHER      1,2     46424       0      0
CISCO SYS INC                    COM          17275R102      2570    162599   SH         OTHER      1,2    161085     400   1114
CITIGROUP INC                    COM          172967101      5867    130471   SH         OTHER      1,2    127089      88   3294
COCA COLA CO                     COM          191216100       225      5000   SH         OTHER      1,2      5000       0      0
COMPUTER ASSOC INTL INC          COM          204912109       387     14237   SH         OTHER      1,2     14237       0      0
COMVERSE TECHNOLOGY INC          COM PAR      205862402       279      4748   SH         OTHER      1,2      4748       0      0
                                 $ 0.10
DELL COMPUTER CORP               COM          247025109      1243     48416   SH         OTHER      1,2     48246     100     70
E M C CORP MASS                  COM          268648102      2993    101860   SH         OTHER      1,2    101570     290      0
EASTMAN KODAK CO.                COM          277461109       320      8047   SH         OTHER      1,2        35       0   8012
ENRON CORP                       COM          293561106       385      6645   SH         OTHER      1,2      6645       0      0
EXXON MOBIL CORP                 COM          30231G102      1643     20296   SH         OTHER      1,2     20296       0      0
FPL GROUP INC                    COM          302571104       442      7221   SH         OTHER      1,2      7221       0      0


FEDERAL HOME LN MTG CORP         COM          313400301      4053     62534   SH         OTHER      1,2     62145      25    364
FEDERAL NATL MTG ASSN            COM          313586109       458      5760   SH         OTHER      1,2      5760       0      0
FIRST COMWLTH FINL CORP PA       COM          319829107       573     50055   SH         OTHER      1,2     49055       0   1000
GEMSTAR-TV GUIDE INTL INC        COM          36866W106       296     10310   SH         OTHER      1,2     10310       0      0
GENERAL ELEC CO                  COM          369604103      5293    126473   SH         OTHER      1,2    125759      42    672
GENERAL ELEC CO                  COM          369604103       380      9096   SH        DEFINED      1       6096       0   3000
GILLETTE CO                      COM          375766102      1151     36957   SH         OTHER      1,2     36507      17    433
GUIDANT CORP                     COM          401698105       395      8791   SH         OTHER      1,2      8791       0      0
HEWLETT PACKARD CO               COM          428236103       496     15883   SH         OTHER      1,2     15883       0      0
HOME DEPOT INC                   COM          437076102      1638     38033   SH         OTHER      1,2     37935       0     98
HONEYWELL INTL INC               COM          438516106       220      5414   SH         OTHER      1,2      5414       0      0
HOUSEHOLD INTL INC               COM          441815107       462      7809   SH         OTHER      1,2      7809       0      0
HUNTINGTON BANCSHARES INC        COM          446150104      4780    335462   SH         OTHER      1,2    335462       0      0
INTEL CORP                       COM          458140100      3278    124608   SH         OTHER      1,2    123793       0    815
INTERNATIONAL BUSINESS MACHS     COM          459200101      5510     57291   SH         OTHER      1,2     56969      22    300
INTERNATIONAL BUSINESS MACHS     COM          459200101       242      2523   SH        DEFINED      1       1523       0   1000
I SHARES TRUST                   S & P        464287200       408      3500   SH         OTHER      1,2      3500       0      0
                               500 INDEX
J P MORGAN CHASE & CO            COM          46625H100       491     10939   SH         OTHER      1,2     10939       0      0
JOHNSON & JOHNSON                COM          478160104       550      6295   SH         OTHER      1,2      6295       0      0
KINDER MORGAN INC KANS           COM          49455P101       501      9432   SH         OTHER      1,2      9432       0      0
LILLY ELI & CO                   COM          532457108       649      8468   SH         OTHER      1,2      8468       0      0
LINEAR TECHNOLOGY CORP           COM          535678106       859     20940   SH         OTHER      1,2     20940       0      0
MBNA CORP                        COM          55262L100      4598    138976   SH         OTHER      1,2    138015      63    898
MAXIM INTEGRATED PRODS INC       COM          57772K101       758     18238   SH         OTHER      1,2     18238       0      0
MCDONALDS CORP                   COM          580135101       256      9680   SH         OTHER      1,2      9680       0      0
MEDIMMUNE INC                    COM          584699102       276      7701   SH         OTHER      1,2      7701       0      0
MEDTRONIC INC                    COM          585055106      4483     98031   SH         OTHER      1,2     95779      48   2204
MELLON FINL CORP                 COM          58551A108       210      5188   SH         OTHER      1,2      5188       0      0
MERCK & CO INC                   COM          589331107      5007     65971   SH         OTHER      1,2     65637      20    314
MERCK & CO INC                   COM          589331107       331      4362   SH        DEFINED      1       4362       0      0
MERRILL LYNCH & CO INC           COM          590188108       304      5498   SH         SOLE       1,2      5498       0      0
METLIFE INC                      COM          59156R108       323     10784   SH         OTHER      1,2     10035       0    749


MICROSOFT CORP                   COM          594918104      2370     43358   SH         OTHER      1,2     43006      30    322
MYLAN LABS INC                   COM          628530107       223      8668   SH         OTHER      1,2      8668       0      0
NATIONAL CITY CORP               COM          635405103       230      8600   SH         OTHER      1,2      8600       0      0
NORTHERN TR CORP                 COM          665859104      4382     70122   SH         OTHER      1,2     69504     100    518
ORACLE CORP                      COM          68389X105      1419     94772   SH         OTHER      1,2     94472     200    100
PNC FINL SVCS GROUP INC          COM          693475105       259      3830   SH         OTHER      1,2      3830       0      0
PEPSICO INC                      COM          713448108       737     16790   SH         OTHER      1,2     16790       0      0
PFIZER INC                       COM          717081103      2555     62403   SH         OTHER      1,2     62166       6    231
PHILIP MORRIS COS INC            COM          718154107       482     10162   SH         OTHER      1,2     10162       0      0
PROCTER & GAMBLE CO              COM          742718109       446      7129   SH         OTHER      1,2      7129       0      0
PROMISTAR FINL CORP              COM          74342Y107      3192    166953   SH         OTHER      1,2    166953       0      0
PROMISTAR FINL CORP              COM          74342Y107       474     24800   SH        DEFINED      1      24700       0    100
QUALCOMM INC                     COM          747525103       217      3834   SH         OTHER      1,2      3834       0      0
RAMBUS INC DEL                   COM          750917106       535     26000   SH         OTHER      1,2     26000       0      0
S & T BANCORP INC                COM          783859101       278     12032   SH         OTHER      1,2     12032       0      0
SBC COMMUNICATIONS INC           COM          78387G103      1138     25506   SH         OTHER      1,2     25506       0      0
SAFEWAY INC                      COM NEW      786514208      3966     71924   SH         OTHER      1,2     71460      35    429
SCHERING PLOUGH CORP             COM          806605101       329      9033   SH         OTHER      1,2      9033       0      0
SCHWAB CHARLES CORP NEW          COM          808513105      1211     78597   SH         OTHER      1,2     78597       0      0
SUN MICROSYSTEMS INC             COM          866810104       199     13000   SH         OTHER      1,2     13000       0      0
SUSQUEHANNA BANCSHARES INC PA    COM          869099101       901     50100   SH         OTHER      1,2     50100       0      0
TARGET CORP                      COM          87612E106       262      7284   SH         OTHER      1,2      7284       0      0
TELLABS INC                      COM          879664100       408     10040   SH         OTHER      1,2     10040       0      0
TEXTRON INC                      COM          883203101      1009     17755   SH         OTHER      1,2     17755       0      0
THREE RVS BANCORP INC            COM          88562Q107       425     49343   SH         OTHER      1,2     49343       0      0
TYCO INTL LTD NEW                COM          902124106      3248     75158   SH         OTHER      1,2     75158       0      0
US BANCORP DEL                   COM NEW      902973304       556     24008   SH         OTHER      1,2     24008       0      0
USBANCORP INC PA                 COM          917292104       435     95549   SH         OTHER      1,2     95549       0      0
VERIZON COMMUNICATIONS           COM          92343V104      1513     30702   SH         OTHER      1,2     30702       0      0
VIACOM INC                       CL B         925524308      4545    103380   SH         OTHER      1,2    102606      45    729
WAL MART STORES INC              COM          931142103      2612     51743   SH         OTHER      1,2     51192       0    551
WORLDCOM INC GA NEW              COM          98157D106       195     10477   SH         OTHER      1,2     10477       0      0
XO COMMUNICATIONS INC            CL A         983764101       161     23066   SH         OTHER      1,2     23066       0      0

GRAND TOTALS                                               131215   3624028                               3593502    1772  28754
